Summary of Significant Accounting Policies - Fair Value of Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010 Portion at Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Convertible Senior Notes [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Convertible Senior Notes [Member] Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible senior notes		$ 29.1	$ 27.0
Municipal debt securities fair value reclassified from Level 1 to Level 2	0.9
U.S. agency debt securities fair values reclassified from Level 1 to Level 2	14.5
Corporate debt securities fair values reclassified from Level 1 to Level 2	$ 3.2